Note 3 - Summary of Significant Accounting Policies (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,215,816	4,801,112
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,418,887	4,801,112	5,111,111	4,371,111
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years